Segment Reporting	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to, and regularly reviewed by, the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company develops, manufactures and sells TCMD products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, Traditional Chinese Medicine Pieces products and dietary supplements manufactured by third-party pharmaceutical companies. All of these products are currently sold in China.

The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by product source

	For the six months ended March 31,
	2023	2022
Sales of TCMD products manufactured by the Company	$9,374,312	$15,354,635
Sales of third-party products	9,092,874	8,847,705
Total revenue	$18,467,186	$24,202,340

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2023 and 2022 was as follows:

	For the six months ended March 31,
	2023	2022
Sales of TCMD products:
Medicinal liquor products	$451,978	$765,793
Other chronic condition treatment products	6,529,251	12,077,570
Cold and flu medicines	2,393,083	2,511,272
Sub-total of TCMD products sales	9,374,312	15,354,635

Sales of third-party products
Biochemical drugs	8,205,036	1,366,017
Traditional Chinese medicine pieces	-	7,431,251
Medical instruments	887,838	50,437
Subtotal of third-party products sales	9,092,874	8,847,705

Total revenue	$18,467,186	$24,202,340